Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2025

Shares		Value (US$)

	COMMON STOCKS - 99.7%
	COMMUNICATION SERVICES - 10.4%
	Interactive Media & Services - 10.4%
61,932	Reddit, Inc. - Class A *	$14,236,309

	CONSUMER DISCRETIONARY - 11.0%
	Hotels, Restaurants & Leisure - 7.4%
62,483	Cava Group, Inc. *	3,667,127
91,119	Viking Holdings Ltd. *	6,506,808
		10,173,935

	Textiles, Apparel & Luxury Goods - 3.6%
93,414	Amer Sports, Inc. *	3,489,013
33,341	Birkenstock Holding PLC *	1,363,647
		4,852,660
		15,026,595
	CONSUMER STAPLES - 13.9%
	Consumer Staples Distribution & Retail - 3.3%
102,197	Maplebear, Inc. *	4,596,821
	Food Products - 0.5%
28,288	Smithfield Foods, Inc.	631,671
	Personal Care Products - 10.1%
803,292	Kenvue, Inc.	13,856,787
		19,085,279
	ENERGY - 0.4%
	Oil, Gas & Consumable Fuels - 0.4%
69,366	Venture Global, Inc. - Class A (a)	473,076
	FINANCIALS - 5.2%
	Capital Markets - 0.6%
20,706	Bullish *	784,136
	Consumer Finance - 3.8%
21,742	Figure Technology Solutions, Inc. - Class A *	887,943
55,301	Kaspi.KZ JSC - ADR *	4,320,667
		5,208,610
	Financial Services - 0.8%
20,519	Chime Financial, Inc. - Class A *	516,463
21,529	Klarna Group PLC *	622,404
		1,138,867
		7,131,613
	HEALTH CARE - 6.5%
	Biotechnology - 0.3%
14,192	Caris Life Sciences, Inc. *	382,900
	Health Care Providers & Services - 2.0%
2,414	Billiontoone, Inc. - Class A *	197,562
68,953	BrightSpring Health Services, Inc. *	2,582,290
		2,779,852
	Health Care Technology - 1.6%
68,252	Waystar Holding Corp. *	2,235,253
	Life Sciences Tools & Services - 2.6%
59,689	Tempus AI, Inc. * (a)	3,524,635
		8,922,640

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
Shares		Value (US$)

	INDUSTRIALS - 12.9%
	Aerospace & Defense - 5.2%
15,687	Beta Technologies, Inc. - Class A *	$442,530
31,833	Karman Holdings, Inc. *	2,329,221
26,705	Loar Holdings, Inc. *	1,815,940
88,706	StandardAero, Inc. *	2,544,088
		7,131,779
	Electrical Equipment - 5.0%
79,085	Nextpower, Inc. - Class A *	6,889,095
	Professional Services - 2.7%
46,762	UL Solutions, Inc. - Class A	3,687,651
		17,708,525
	INFORMATION TECHNOLOGY - 34.7%
	IT Services - 8.7%
165,416	CoreWeave, Inc. - Class A *	11,845,440
	Semiconductors & Semiconductor Equipment - 13.7%
68,695	ARM Holdings PLC - ADR *	7,509,050
68,033	Astera Labs, Inc. *	11,317,970
		18,827,020
	Software - 12.3%
29,553	Circle Internet Group, Inc. *	2,343,553
23,177	Figma, Inc. - Class A *	866,124
72,348	Klaviyo, Inc. - Class A *	2,349,140
29,993	Netskope, Inc. - Class A *	526,077
15,445	Pivotal Software, Inc. - Escrow *	—
16,603	Pony AI, Inc. - ADR * (a)	240,744
71,605	Rubrik, Inc. - Class A *	5,476,350
37,648	SailPoint, Inc. *	761,619
40,545	ServiceTitan, Inc. - Class A *	4,318,043
		16,881,650
		47,554,110
	REAL ESTATE - 4.7%
	Health Care REIT's - 3.4%
98,599	American Healthcare REIT, Inc.	4,640,069
	Industrial REIT's - 1.1%
44,225	Lineage, Inc.	1,547,875
	Specialized REIT's - 0.2%
22,429	Fermi, Inc. * (a)	179,432
		6,367,376
	TOTAL COMMON STOCKS (Cost - $138,896,012)	136,505,523

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
Shares		Value (US$)

	SHORT-TERM INVESTMENTS - 0.6%
830,622	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$830,622

	TOTAL SHORT-TERM INVESTMENTS (Cost - $830,622)	830,622

	TOTAL INVESTMENTS - 100.3% (Cost - $139,726,634) (c)	$137,336,145
	OTHER ASSETS AND LIABILITIES - (0.3) %	(395,194)
	NET ASSETS - 100.0%	$136,940,951

* Non-income producing security.

(a) Securities (or a portion of the security) on loan. As of December 31, 2025, the market value of securities loaned was $2,582,127. The loaned securities were secured with cash collateral of $830,622 and non-cash collateral with a value of $1,873,648. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b) Represents investments of cash collateral received in connection with securities lending.

(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $139,726,634. At December 31, 2025, net appreciation for all securities was $2,390,489. This consists of aggregate gross unrealized appreciation of $17,087,828 and aggregate gross unrealized depreciation of $19,478,317.

ADR - American Depositary Receipt

PLC - Public Limited Company